CG Variable Annuity Separate Account II

CG Variable Annuity Separate Account II
Statements of assets and liabilities
December 31, 2025

Subaccount	Investments ($)	Total Assets ($)	Net Assets ($)

Alger Capital Appreciation Portfolio - Class I-2	4,158,175	4,158,175	4,158,175
Alger Large Cap Growth Portfolio - Class I-2	6,805,640	6,805,640	6,805,640
Alger Mid Cap Growth Portfolio - Class I-2	4,476,168	4,476,168	4,476,168
Alger Small Cap Growth Portfolio - Class I-2	1,123,897	1,123,897	1,123,897
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	267,219	267,219	267,219
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,079,166	3,079,166	3,079,166
Fidelity® VIP Equity-Income Portfolio - Initial Class	6,115,906	6,115,906	6,115,906
Fidelity® VIP Government Money Market Portfolio - Initial Class	763,438	763,438	763,438
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	1,664,239	1,664,239	1,664,239
Fidelity® VIP High Income Portfolio - Initial Class	797,839	797,839	797,839
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	903,547	903,547	903,547
Fidelity® VIP Overseas Portfolio - Initial Class	1,438,776	1,438,776	1,438,776
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	688,287	688,287	688,287
MFS® VIT Growth Series - Initial Class	1,508,668	1,508,668	1,508,668
MFS® VIT Investors Trust Series - Initial Class	1,460,424	1,460,424	1,460,424
MFS® VIT Research Series - Initial Class	1,005,001	1,005,001	1,005,001
MFS® VIT Total Return Series - Initial Class	3,401,156	3,401,156	3,401,156
MFS® VIT Utilities Series - Initial Class	1,190,852	1,190,852	1,190,852
MFS® VIT II Income Portfolio - Initial Class	241,902	241,902	241,902
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	589,439	589,439	589,439
Neuberger Berman AMT Quality Equity Portfolio - I Class	2,752,438	2,752,438	2,752,438
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	299,096	299,096	299,096
See accompanying notes

CG Variable Annuity Separate Account II
Statements of operations
Year Ended December 31, 2025

Subaccount	Dividends from Investment Income ($)	Mortality and Expense Guarantee Charges ($)	Net Investment Income (Loss) ($)	Net Realized Gain (Loss) on Investments ($)	Dividends from Net Realized Gain on Investments ($)	Total Net Realized Gain (Loss) on Investments ($)	Net Change in Unrealized Appreciation or Depreciation on Investments ($)	Net Increase in Net Assets Resulting from Operations ($)

Alger Capital Appreciation Portfolio - Class I-2	—	(48,154)	(48,154)	51,648	654,637	706,285	337,386	995,517
Alger Large Cap Growth Portfolio - Class I-2	—	(81,840)	(81,840)	167,106	732,649	899,755	721,614	1,539,529
Alger Mid Cap Growth Portfolio - Class I-2	—	(58,362)	(58,362)	23,757	—	23,757	647,984	613,379
Alger Small Cap Growth Portfolio - Class I-2	—	(15,087)	(15,087)	(108,518)	13,108	(95,410)	151,938	41,441
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	6,438	(3,359)	3,079	446	11,101	11,547	17,074	31,700
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,110	(42,716)	(38,606)	201,715	477,330	679,045	(89,026)	551,413
Fidelity® VIP Equity-Income Portfolio - Initial Class	104,078	(82,555)	21,523	178,272	324,872	503,144	453,834	978,501
Fidelity® VIP Government Money Market Portfolio - Initial Class	32,696	(10,744)	21,952	—	—	—	—	21,952
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	—	(21,895)	(21,895)	129,534	25,272	154,806	166,160	299,071
Fidelity® VIP High Income Portfolio - Initial Class	50,523	(10,414)	40,109	(7,057)	—	(7,057)	31,752	64,804
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	33,812	(13,903)	19,909	(32,798)	—	(32,798)	72,439	59,550
Fidelity® VIP Overseas Portfolio - Initial Class	22,082	(19,582)	2,500	51,312	123,134	174,446	65,659	242,605
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	35,432	(11,919)	23,513	1	—	1	(1)	23,513
MFS® VIT Growth Series - Initial Class	—	(20,779)	(20,779)	60,445	263,363	323,808	(161,703)	141,326
MFS® VIT Investors Trust Series - Initial Class	22,814	(19,713)	3,101	52,795	583,870	636,665	(468,435)	171,331
MFS® VIT Research Series - Initial Class	10,504	(14,893)	(4,389)	37,464	257,402	294,866	(176,411)	114,066
MFS® VIT Total Return Series - Initial Class	94,795	(48,340)	46,455	42,405	252,774	295,179	(21,261)	320,373
MFS® VIT Utilities Series - Initial Class	34,387	(16,879)	17,508	54,948	15,726	70,674	60,220	148,402
MFS® VIT II Income Portfolio - Initial Class	9,998	(3,041)	6,957	(650)	—	(650)	7,130	13,437
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(8,138)	(8,138)	1,768	77,091	78,859	(47,905)	22,816
Neuberger Berman AMT Quality Equity Portfolio - I Class	—	(38,234)	(38,234)	176,427	164,260	340,687	9,674	312,127
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	17,324	(5,371)	11,953	(14,504)	—	(14,504)	19,430	16,879
See accompanying notes

CG Variable Annuity Separate Account II
Statements of changes in net assets
Year Ended December 31, 2024

		Changes From Operations				Changes From Unit Transactions
Subaccount	Net Assets at January 1, 2024 ($)	Net investment income (loss) ($)	Net realized gain (loss) on investments ($)	Net change in unrealized appreciation or depreciation on investments ($)	Net Increase (Decrease) in Net Assets Resulting from Operations ($)	Net unit transactions ($)	Net Increase (Decrease) in Net Assets Resulting from Unit Transactions ($)	Total Increase (Decrease) in Net Assets ($)	Net Assets at December 31, 2024 ($)

Alger Capital Appreciation Portfolio - Class I-2	2,372,654	(38,139)	75,245	1,025,354	1,062,460	(212,947)	(212,947)	849,513	3,222,167
Alger Large Cap Growth Portfolio - Class I-2	4,420,932	(68,660)	122,079	1,667,453	1,720,872	(524,929)	(524,929)	1,195,943	5,616,875
Alger Mid Cap Growth Portfolio - Class I-2	3,699,728	(54,457)	(32,611)	790,482	703,414	(292,094)	(292,094)	411,320	4,111,048
Alger Small Cap Growth Portfolio - Class I-2	1,362,063	(12,896)	(101,427)	199,877	85,554	(179,447)	(179,447)	(93,893)	1,268,170
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	240,084	2,578	2,918	10,380	15,876	(19,436)	(19,436)	(3,560)	236,524
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,533,249	(34,902)	492,448	315,036	772,582	(289,907)	(289,907)	482,675	3,015,924
Fidelity® VIP Equity-Income Portfolio - Initial Class	5,545,186	23,236	417,668	304,484	745,388	(406,570)	(406,570)	338,818	5,884,004
Fidelity® VIP Government Money Market Portfolio - Initial Class	836,111	30,418	—	—	30,418	(41,496)	(41,496)	(11,078)	825,033
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	1,470,624	(22,254)	286,139	223,917	487,802	(404,899)	(404,899)	82,903	1,553,527
Fidelity® VIP High Income Portfolio - Initial Class	730,593	33,824	(10,979)	29,736	52,581	(40,540)	(40,540)	12,041	742,634
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	934,879	23,653	(9,933)	(15,742)	(2,022)	147,565	147,565	145,543	1,080,422
Fidelity® VIP Overseas Portfolio - Initial Class	1,410,279	3,988	105,820	(58,173)	51,635	(151,388)	(151,388)	(99,753)	1,310,526
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	921,994	32,961	—	—	32,961	(84,378)	(84,378)	(51,417)	870,577
MFS® VIT Growth Series - Initial Class	1,528,978	(21,843)	302,354	135,862	416,373	(431,326)	(431,326)	(14,953)	1,514,025
MFS® VIT Investors Trust Series - Initial Class	1,227,422	(9,538)	116,333	110,368	217,163	(39,323)	(39,323)	177,840	1,405,262
MFS® VIT Research Series - Initial Class	1,121,112	(9,106)	133,987	51,780	176,661	(237,036)	(237,036)	(60,375)	1,060,737
MFS® VIT Total Return Series - Initial Class	3,527,771	35,479	233,654	(53,555)	215,578	(214,594)	(214,594)	984	3,528,755
MFS® VIT Utilities Series - Initial Class	2,102,276	8,598	131,587	18,664	158,849	(874,674)	(874,674)	(715,825)	1,386,451
MFS® VIT II Income Portfolio - Initial Class	204,312	5,924	(654)	(953)	4,317	16,631	16,631	20,948	225,260
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	486,782	(7,374)	35,934	79,474	108,034	(28,310)	(28,310)	79,724	566,506
Neuberger Berman AMT Quality Equity Portfolio - I Class	2,888,170	(33,943)	340,314	327,084	633,455	(639,685)	(639,685)	(6,230)	2,881,940
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	459,229	18,121	(6,904)	8,552	19,769	(42,243)	(42,243)	(22,474)	436,755
See accompanying notes

CG Variable Annuity Separate Account II
Statements of changes in net assets (continued)
Year Ended December 31, 2025

		Changes From Operations				Changes From Unit Transactions
Subaccount	Net Assets At January 1, 2025 ($)	Net investment income (loss) ($)	Net realized gain (loss) on investments ($)	Net change in unrealized appreciation or depreciation on investments ($)	Net Increase in Net Assets Resulting from Operations ($)	Net unit transactions ($)	Net Increase (Decrease) in Net Assets Resulting from Unit Transactions ($)	Total Increase (Decrease) in Net Assets ($)	Net Assets at December 31, 2025 ($)

Alger Capital Appreciation Portfolio - Class I-2	3,222,167	(48,154)	706,285	337,386	995,517	(59,509)	(59,509)	936,008	4,158,175
Alger Large Cap Growth Portfolio - Class I-2	5,616,875	(81,840)	899,755	721,614	1,539,529	(350,764)	(350,764)	1,188,765	6,805,640
Alger Mid Cap Growth Portfolio - Class I-2	4,111,048	(58,362)	23,757	647,984	613,379	(248,259)	(248,259)	365,120	4,476,168
Alger Small Cap Growth Portfolio - Class I-2	1,268,170	(15,087)	(95,410)	151,938	41,441	(185,714)	(185,714)	(144,273)	1,123,897
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	236,524	3,079	11,547	17,074	31,700	(1,005)	(1,005)	30,695	267,219
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,015,924	(38,606)	679,045	(89,026)	551,413	(488,171)	(488,171)	63,242	3,079,166
Fidelity® VIP Equity-Income Portfolio - Initial Class	5,884,004	21,523	503,144	453,834	978,501	(746,599)	(746,599)	231,902	6,115,906
Fidelity® VIP Government Money Market Portfolio - Initial Class	825,033	21,952	—	—	21,952	(83,547)	(83,547)	(61,595)	763,438
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	1,553,527	(21,895)	154,806	166,160	299,071	(188,359)	(188,359)	110,712	1,664,239
Fidelity® VIP High Income Portfolio - Initial Class	742,634	40,109	(7,057)	31,752	64,804	(9,599)	(9,599)	55,205	797,839
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,080,422	19,909	(32,798)	72,439	59,550	(236,425)	(236,425)	(176,875)	903,547
Fidelity® VIP Overseas Portfolio - Initial Class	1,310,526	2,500	174,446	65,659	242,605	(114,355)	(114,355)	128,250	1,438,776
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	870,577	23,513	1	(1)	23,513	(205,803)	(205,803)	(182,290)	688,287
MFS® VIT Growth Series - Initial Class	1,514,025	(20,779)	323,808	(161,703)	141,326	(146,683)	(146,683)	(5,357)	1,508,668
MFS® VIT Investors Trust Series - Initial Class	1,405,262	3,101	636,665	(468,435)	171,331	(116,169)	(116,169)	55,162	1,460,424
MFS® VIT Research Series - Initial Class	1,060,737	(4,389)	294,866	(176,411)	114,066	(169,802)	(169,802)	(55,736)	1,005,001
MFS® VIT Total Return Series - Initial Class	3,528,755	46,455	295,179	(21,261)	320,373	(447,972)	(447,972)	(127,599)	3,401,156
MFS® VIT Utilities Series - Initial Class	1,386,451	17,508	70,674	60,220	148,402	(344,001)	(344,001)	(195,599)	1,190,852
MFS® VIT II Income Portfolio - Initial Class	225,260	6,957	(650)	7,130	13,437	3,205	3,205	16,642	241,902
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	566,506	(8,138)	78,859	(47,905)	22,816	117	117	22,933	589,439
Neuberger Berman AMT Quality Equity Portfolio - I Class	2,881,940	(38,234)	340,687	9,674	312,127	(441,629)	(441,629)	(129,502)	2,752,438
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	436,755	11,953	(14,504)	19,430	16,879	(154,538)	(154,538)	(137,659)	299,096
See accompanying notes

CG Variable Annuity Separate Account II
Notes to financial statements
December 31, 2025
1. Accounting Policies and Variable Account Information
The Variable Account: CG Variable Annuity Separate Account II (the Variable Account) is a segregated investment account of Connecticut General Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of the Company. The assets and liabilities of the Variable Account are clearly identified and distinguished from other assets and liabilities of the Company. The assets of the Variable Account are owned by the Company, but are not available to meet the general obligations of the Company. The Variable Account only offers one product (Flexible Payment Deferred) at multiple fee rates.
Effective January 1, 1998, the Company contracted the administrative servicing obligations to its individual variable annuity business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY). Although the Company is responsible for all policy terms and conditions, Lincoln Life and LNY are responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.
Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.
Certain amounts presented in the financial statement footnotes for prior year periods in this report have been reclassified to conform to the presentation adopted in the current year.
Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.
Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of twenty-two available mutual funds (the Funds) of six open-ended management investment companies, each Fund with its own investment objective. The Funds are:

The Alger Portfolios:
Alger Capital Appreciation Portfolio - Class I-2
Alger Large Cap Growth Portfolio - Class I-2
Alger Mid Cap Growth Portfolio - Class I-2
Alger Small Cap Growth Portfolio - Class I-2

Fidelity® Variable Insurance Products:
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Government Money Market Portfolio - Initial Class
Fidelity® VIP Growth Opportunities Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class

Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT Government Money Market Fund - Institutional Shares

MFS® Variable Insurance Trust:
MFS® VIT Growth Series - Initial Class
MFS® VIT Investors Trust Series - Initial Class
MFS® VIT Research Series - Initial Class
MFS® VIT Total Return Series - Initial Class
MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:
MFS® VIT II Income Portfolio - Initial Class

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
Neuberger Berman AMT Quality Equity Portfolio - I Class
Neuberger Berman AMT Short Duration Bond Portfolio - I Class
Each subaccount invests in shares of a single underlying Fund. The investment performance of the subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders’ investments in the Fund and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.
Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2025. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.
Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account’s investments in the Funds have not been classified in the fair value hierarchy.
Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.
ASC 946-10-15, “Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions” provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity’s purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.
Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Government Money Market Portfolio which is invested monthly. Dividend income is recorded on the ex-dividend date.
Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a “life insurance company” under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account’s Net Investment Income (Loss) and the Net Realized Gain (Loss) on Investments.
Annuity Reserves: The amount of annuity reserves is determined by the actuarial assumptions which meet statutory requirements. Gains or losses resulting from the actuarial mortality experience, the responsibility of which is assumed by the Company, are offset by transfers to or from the Company.
Diversification Requirements: Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Company believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.
Segment Reporting: In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of its operations.
Each subaccount of the Variable Account constitutes a single operating segment and therefore, a single reportable segment because the chief operating decision maker ("CODM") manages the activities of the Variable Account using information of each fund. The Variable Account is engaged in a single line of business as a registered unit investment trust. The Variable Account is a funding vehicle for individual variable annuity contracts with assets owned by the Company to support the liabilities of the applicable insurance contracts. The subaccounts have identified the Board of Directors of the Lincoln Financial Investments Corporation as the CODM as the Variable Account does not have employees and is not a separate legal entity. Lincoln Financial Investments Corporation is a wholly owned subsidiary of Lincoln Life.
The CODM uses Net Increase (Decrease) in Net Assets Resulting from Operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Variable Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the Accounting Policies and Variable Account Information (see note 1). The measure of segment assets is reported on the Statements of assets and liabilities as Total Assets and significant segment expenses are listed on the Statements of operations. Refer to the Statements of operations and Statements of changes in net assets for each subaccount's operating segment results as of December 31, 2025 and 2024.
Investment Fund Changes: During 2025, the following funds changed their names:

Previous Fund Name	New Fund Name
Fidelity® VIP Asset Manager Portfolio - Initial Class	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	Neuberger Berman AMT Quality Equity Portfolio - I Class

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
2. Mortality and Expense Guarantees and Other Transactions with Affiliates
Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the Statements of operations. The ranges of rates are as follows for the one contract type within the Variable Account:

•Flexible Payment Deferred at a daily rate of .0035616% to .0038356% (1.30% to 1.40% on an annual basis)
As partial compensation for administrative services provided, the Company additionally receives a $35 ($30 on New York contracts) annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. Fixed sub-accounts are part of the general account of the Company and are not included in the financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year.
For contracts sold prior to May 1, 1997 (excluding contracts sold in the state of New York where the optional death benefit was not available), the participants could have, for an additional charge (optional death benefit fee), selected an optional death benefit. The optional death benefit fee will be deducted from the participant's fixed or variable sub-account or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract on the date of each contract anniversary.
Under certain circumstances, the Company reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts.
No deduction for sales charges is made from the premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by the Company. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to the Company as reimbursement for services provided. These services include commissions paid to sales personnel, the cost associated with preparation of sales literature and other promotional costs and acquisition expenses.
Withdrawal, account and all other charges are included within Net unit transactions on the Statements of changes in net assets. The total charges for 2025 and 2024 were $6,588 and $19,283, respectively.

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
3. Financial Highlights
A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2025, follows:

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

Alger Capital Appreciation Portfolio - Class I-2	2025		1.30%	1.40%	223.53	379.72	14,007	4,158,175	31.02%	31.16%	0.00%
	2024		1.30%	1.40%	170.60	289.52	14,238	3,222,167	46.08%	46.22%	0.00%
	2023		1.30%	1.40%	116.79	198.00	15,323	2,372,654	41.14%	41.28%	0.00%
	2022		1.30%	1.40%	82.74	140.14	16,371	1,825,701	-37.41%	-37.34%	0.00%
	2021		1.30%	1.40%	132.19	223.67	16,941	2,997,806	17.47%	17.59%	0.00%

Alger Large Cap Growth Portfolio - Class I-2	2025		1.30%	1.40%	106.99	169.44	49,100	6,805,640	28.46%	28.59%	0.00%
	2024		1.30%	1.40%	83.29	131.77	52,455	5,616,875	40.90%	41.04%	0.00%
	2023		1.30%	1.40%	59.11	93.43	58,933	4,420,932	30.83%	30.96%	0.00%
	2022		1.30%	1.40%	45.18	71.34	64,053	3,669,165	-39.51%	-39.45%	0.00%
	2021		1.30%	1.40%	74.69	117.82	70,073	6,581,303	10.29%	10.40%	0.00%

Alger Mid Cap Growth Portfolio - Class I-2	2025		1.30%	1.40%	86.39	131.23	45,009	4,476,168	15.14%	15.26%	0.00%
	2024		1.30%	1.40%	75.02	113.86	47,609	4,111,048	19.39%	19.51%	0.00%
	2023		1.30%	1.40%	62.84	95.27	51,417	3,699,728	21.46%	21.58%	0.00%
	2022		1.30%	1.40%	51.74	78.36	52,958	3,134,340	-36.96%	-36.90%	0.00%
	2021		1.30%	1.40%	82.08	124.19	56,497	5,255,037	2.75%	2.86%	0.00%

Alger Small Cap Growth Portfolio - Class I-2	2025		1.30%	1.40%	38.29	56.64	23,085	1,123,897	4.44%	4.54%	0.00%
	2024		1.30%	1.40%	36.66	54.18	27,328	1,268,170	6.63%	6.73%	0.37%
	2023		1.30%	1.40%	34.38	50.76	31,528	1,362,063	14.87%	14.99%	0.00%
	2022		1.30%	1.40%	29.93	44.15	35,471	1,322,750	-38.88%	-38.82%	0.00%
	2021		1.30%	1.40%	48.97	72.15	36,277	2,212,651	-7.37%	-7.27%	0.00%

Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	2025		1.30%	1.40%	42.11	51.23	5,739	267,219	13.39%	13.50%	2.58%
	2024		1.30%	1.40%	37.14	45.14	5,761	236,524	6.99%	7.10%	2.44%
	2023		1.30%	1.40%	34.71	42.15	6,228	240,084	11.37%	11.49%	2.39%
	2022		1.30%	1.40%	31.17	37.80	6,217	215,527	-16.12%	-16.04%	1.81%
	2021		1.30%	1.40%	37.16	45.02	8,404	342,561	8.39%	8.50%	1.60%

Fidelity® VIP Contrafund® Portfolio - Initial Class	2025		1.40%	1.40%	140.75	140.75	21,877	3,079,166	19.79%	19.79%	0.13%
	2024		1.40%	1.40%	117.49	117.49	25,669	3,015,924	31.93%	31.93%	0.19%
	2023		1.40%	1.40%	89.06	89.06	28,446	2,533,249	31.60%	31.60%	0.51%
	2022		1.40%	1.40%	67.67	67.67	26,768	1,811,435	-27.34%	-27.34%	0.50%
	2021		1.40%	1.40%	93.13	93.13	28,387	2,643,786	26.06%	26.06%	0.06%

Fidelity® VIP Equity-Income Portfolio - Initial Class	2025		1.30%	1.40%	59.13	93.51	82,875	6,115,906	17.37%	17.48%	1.71%
	2024		1.30%	1.40%	50.38	79.60	94,709	5,884,004	13.74%	13.86%	1.76%
	2023		1.30%	1.40%	44.29	69.91	102,440	5,545,186	9.11%	9.22%	1.92%
	2022		1.30%	1.40%	40.60	64.01	106,996	5,294,115	-6.28%	-6.19%	1.89%
	2021		1.30%	1.40%	43.32	68.23	114,783	6,014,692	23.16%	23.28%	1.88%

Fidelity® VIP Government Money Market Portfolio - Initial Class	2025		1.30%	1.40%	13.29	14.26	54,796	763,438	2.69%	2.79%	4.06%
	2024		1.30%	1.40%	12.94	13.88	60,835	825,033	3.64%	3.75%	4.99%
	2023		1.30%	1.40%	12.49	13.38	63,887	836,111	3.43%	3.54%	4.79%
	2022		1.30%	1.40%	12.07	12.92	68,273	864,320	0.03%	0.13%	1.38%
	2021		1.30%	1.40%	12.07	12.90	76,579	967,069	-1.38%	-1.28%	0.01%

Fidelity® VIP Growth Opportunities Portfolio - Initial Class	2025		1.40%	1.40%	109.02	109.02	15,265	1,664,239	20.33%	20.33%	0.00%
	2024		1.40%	1.40%	90.60	90.60	17,146	1,553,527	36.96%	36.96%	0.00%
	2023		1.40%	1.40%	66.15	66.15	22,230	1,470,624	43.63%	43.63%	0.00%
	2022		1.40%	1.40%	46.06	46.06	25,113	1,156,678	-39.01%	-39.01%	0.00%
	2021		1.40%	1.40%	75.52	75.52	27,360	2,066,234	10.39%	10.39%	0.00%

Fidelity® VIP High Income Portfolio - Initial Class	2025		1.30%	1.40%	23.19	27.17	32,643	797,839	8.83%	8.94%	6.62%
	2024		1.30%	1.40%	21.31	24.94	33,081	742,634	7.46%	7.56%	6.00%
	2023		1.30%	1.40%	19.83	23.18	34,939	730,593	8.94%	9.05%	5.58%
	2022		1.30%	1.40%	18.20	21.26	38,534	736,395	-12.61%	-12.52%	5.07%
	2021		1.30%	1.40%	20.83	24.30	40,924	897,343	2.96%	3.06%	5.60%

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2025		1.30%	1.40%	23.20	26.04	36,659	903,547	5.73%	5.84%	3.27%
	2024		1.30%	1.40%	21.94	24.61	46,329	1,080,422	0.37%	0.47%	3.80%
	2023		1.30%	1.40%	21.86	24.49	40,660	934,879	4.73%	4.83%	2.51%
	2022		1.30%	1.40%	20.87	23.36	45,485	996,697	-14.17%	-14.09%	2.11%
	2021		1.30%	1.40%	24.32	27.19	56,348	1,447,869	-1.99%	-1.89%	2.03%

Fidelity® VIP Overseas Portfolio - Initial Class	2025		1.30%	1.40%	31.73	38.20	41,721	1,438,776	18.72%	18.84%	1.53%
	2024		1.30%	1.40%	26.73	32.14	45,353	1,310,526	3.59%	3.70%	1.64%
	2023		1.30%	1.40%	25.80	31.00	50,808	1,410,279	18.83%	18.95%	1.03%
	2022		1.30%	1.40%	21.71	26.06	54,828	1,277,928	-25.54%	-25.46%	1.03%
	2021		1.30%	1.40%	29.16	34.96	62,377	1,952,941	18.04%	18.15%	0.52%

Goldman Sachs VIT Government Money Market Fund - Institutional Shares	2025		1.30%	1.40%	10.79	10.89	63,681	688,287	2.75%	2.85%	4.13%
	2024		1.30%	1.40%	10.50	10.59	82,795	870,577	3.69%	3.80%	5.04%
	2023		1.30%	1.40%	10.13	10.20	90,949	921,994	3.58%	3.68%	4.92%
	2022		1.30%	1.40%	9.78	9.84	98,384	962,701	0.19%	0.29%	1.55%
	2021		1.30%	1.40%	9.76	9.81	111,429	1,088,271	-1.38%	-1.29%	0.01%

MFS® VIT Growth Series - Initial Class	2025		1.40%	1.40%	107.09	107.09	14,087	1,508,668	10.64%	10.64%	0.00%
	2024		1.40%	1.40%	96.80	96.80	15,641	1,514,025	29.64%	29.64%	0.00%
	2023		1.40%	1.40%	74.67	74.67	20,477	1,528,978	33.98%	33.98%	0.00%
	2022		1.40%	1.40%	55.73	55.73	23,722	1,322,056	-32.59%	-32.59%	0.00%
	2021		1.40%	1.40%	82.67	82.67	27,677	2,288,130	21.82%	21.82%	0.00%

MFS® VIT Investors Trust Series - Initial Class	2025		1.40%	1.40%	63.64	63.64	22,947	1,460,424	11.99%	11.99%	1.62%
	2024		1.40%	1.40%	56.83	56.83	24,728	1,405,262	17.86%	17.86%	0.70%
	2023		1.40%	1.40%	48.22	48.22	25,457	1,227,422	17.33%	17.33%	0.72%
	2022		1.40%	1.40%	41.10	41.10	27,066	1,112,273	-17.65%	-17.65%	0.64%
	2021		1.40%	1.40%	49.90	49.90	34,023	1,697,891	25.05%	25.05%	0.63%

MFS® VIT Research Series - Initial Class	2025		1.40%	1.40%	68.51	68.51	14,669	1,005,001	11.28%	11.28%	0.99%
	2024		1.40%	1.40%	61.57	61.57	17,229	1,060,737	17.22%	17.22%	0.57%
	2023		1.40%	1.40%	52.52	52.52	21,345	1,121,112	20.72%	20.72%	0.51%
	2022		1.40%	1.40%	43.51	43.51	22,274	969,126	-18.36%	-18.36%	0.48%
	2021		1.40%	1.40%	53.30	53.30	23,409	1,247,580	23.07%	23.07%	0.54%

MFS® VIT Total Return Series - Initial Class	2025		1.30%	1.40%	45.67	62.89	68,024	3,401,156	9.62%	9.73%	2.71%
	2024		1.30%	1.40%	41.66	57.31	77,258	3,528,755	6.25%	6.36%	2.42%
	2023		1.30%	1.40%	39.21	53.88	80,116	3,527,771	8.91%	9.02%	2.05%
	2022		1.30%	1.40%	36.00	49.43	83,319	3,366,039	-10.84%	-10.75%	1.70%
	2021		1.30%	1.40%	40.38	55.38	87,033	3,960,313	12.53%	12.64%	1.79%

MFS® VIT Utilities Series - Initial Class	2025		1.30%	1.40%	89.82	132.72	12,242	1,190,852	13.41%	13.52%	2.80%
	2024		1.30%	1.40%	79.20	116.91	15,623	1,386,451	10.11%	10.22%	1.86%
	2023		1.30%	1.40%	71.93	106.07	23,873	2,102,276	-3.47%	-3.37%	3.52%
	2022		1.30%	1.40%	74.51	109.77	25,591	2,312,110	-0.65%	-0.55%	2.39%
	2021		1.30%	1.40%	75.00	110.37	26,734	2,423,474	12.51%	12.62%	1.73%

MFS® VIT II Income Portfolio - Initial Class	2025		1.30%	1.40%	23.59	24.54	9,869	241,902	5.84%	5.94%	4.28%
	2024		1.30%	1.40%	22.28	23.16	9,736	225,260	1.81%	1.91%	4.04%
	2023		1.30%	1.40%	21.89	22.73	9,000	204,312	6.10%	6.20%	3.68%
	2022		1.30%	1.40%	20.63	21.40	9,330	199,444	-14.91%	-14.82%	3.48%
	2021		1.30%	1.40%	24.25	25.12	9,426	236,567	-0.93%	-0.83%	3.08%

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	2025		1.30%	1.40%	48.06	53.68	11,875	589,439	3.98%	4.09%	0.00%
	2024		1.30%	1.40%	46.21	51.58	11,871	566,506	22.30%	22.42%	0.00%
	2023		1.30%	1.40%	37.79	42.13	12,434	486,782	16.50%	16.62%	0.00%
	2022		1.30%	1.40%	32.44	36.13	12,357	414,891	-29.73%	-29.66%	0.00%
	2021		1.30%	1.40%	46.16	51.36	12,342	589,456	11.42%	11.53%	0.00%

Neuberger Berman AMT Quality Equity Portfolio - I Class	2025		1.30%	1.40%	66.59	116.71	33,631	2,752,438	12.16%	12.27%	0.00%
	2024		1.30%	1.40%	59.37	103.95	39,580	2,881,940	24.09%	24.22%	0.22%
	2023		1.30%	1.40%	47.85	83.68	49,487	2,888,170	25.14%	25.26%	0.34%
	2022		1.30%	1.40%	38.24	66.81	52,740	2,435,235	-19.59%	-19.51%	0.43%
	2021		1.30%	1.40%	47.55	83.00	56,943	3,213,734	21.76%	21.88%	0.37%

Neuberger Berman AMT Short Duration Bond Portfolio - I Class	2025		1.30%	1.40%	14.30	16.24	19,470	299,096	4.24%	4.35%	4.39%
	2024		1.30%	1.40%	13.71	15.56	30,080	436,755	4.62%	4.73%	5.52%
	2023		1.30%	1.40%	13.11	14.86	33,149	459,229	4.43%	4.53%	4.57%
	2022		1.30%	1.40%	12.55	14.22	35,083	464,735	-6.50%	-6.41%	3.80%
	2021		1.30%	1.40%	13.43	15.19	37,904	535,980	-0.66%	-0.56%	2.58%
(1)    Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed. In the scenario where a subaccount commenced operations during the year, the total returns may not bear proportion to the fee rate range if multiple fee rates commenced during the year.
(2)    These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts that existed for the entire year. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3)    As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.
(4)    These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts that existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.
(5)    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.
Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2025:

Subaccount	Aggregate Cost of Purchases ($)	Aggregate Proceeds from Sales ($)

Alger Capital Appreciation Portfolio - Class I-2	656,675	109,701
Alger Large Cap Growth Portfolio - Class I-2	732,395	432,350
Alger Mid Cap Growth Portfolio - Class I-2	21,740	328,361
Alger Small Cap Growth Portfolio - Class I-2	46,000	233,693
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	17,520	4,345
Fidelity® VIP Contrafund® Portfolio - Initial Class	480,746	530,193
Fidelity® VIP Equity-Income Portfolio - Initial Class	430,382	830,586
Fidelity® VIP Government Money Market Portfolio - Initial Class	93,638	155,233
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	67,181	252,163
Fidelity® VIP High Income Portfolio - Initial Class	70,115	39,605
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	101,565	318,081
Fidelity® VIP Overseas Portfolio - Initial Class	193,937	182,658
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	87,458	269,748
MFS® VIT Growth Series - Initial Class	263,305	167,404
MFS® VIT Investors Trust Series - Initial Class	693,918	223,116
MFS® VIT Research Series - Initial Class	349,885	266,674
MFS® VIT Total Return Series - Initial Class	432,574	581,317
MFS® VIT Utilities Series - Initial Class	55,254	366,021
MFS® VIT II Income Portfolio - Initial Class	14,942	4,780
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	78,399	9,329
Neuberger Berman AMT Quality Equity Portfolio - I Class	234,008	549,611
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	25,238	167,823

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
5. Investments
The following is a summary of investments owned at December 31, 2025:

Subaccount	Shares Owned	Net Asset Value ($)	Fair Value of Shares ($)	Cost of Shares ($)

Alger Capital Appreciation Portfolio - Class I-2	32,271	128.85	4,158,175	2,536,174
Alger Large Cap Growth Portfolio - Class I-2	65,965	103.17	6,805,640	4,261,509
Alger Mid Cap Growth Portfolio - Class I-2	187,916	23.82	4,476,168	3,943,520
Alger Small Cap Growth Portfolio - Class I-2	60,295	18.64	1,123,897	1,490,731
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	15,166	17.62	267,219	228,397
Fidelity® VIP Contrafund® Portfolio - Initial Class	51,414	59.89	3,079,166	2,067,985
Fidelity® VIP Equity-Income Portfolio - Initial Class	207,812	29.43	6,115,906	4,843,022
Fidelity® VIP Government Money Market Portfolio - Initial Class	763,438	1.00	763,438	763,438
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	16,684	99.75	1,664,239	702,464
Fidelity® VIP High Income Portfolio - Initial Class	163,492	4.88	797,839	928,145
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	79,538	11.36	903,547	982,686
Fidelity® VIP Overseas Portfolio - Initial Class	52,281	27.52	1,438,776	1,147,401
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	688,287	1.00	688,287	688,286
MFS® VIT Growth Series - Initial Class	22,235	67.85	1,508,668	1,050,771
MFS® VIT Investors Trust Series - Initial Class	55,827	26.16	1,460,424	1,459,997
MFS® VIT Research Series - Initial Class	32,962	30.49	1,005,001	874,285
MFS® VIT Total Return Series - Initial Class	145,785	23.33	3,401,156	3,127,165
MFS® VIT Utilities Series - Initial Class	31,562	37.73	1,190,852	919,883
MFS® VIT II Income Portfolio - Initial Class	28,326	8.54	241,902	271,077
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	20,332	28.99	589,439	537,789
Neuberger Berman AMT Quality Equity Portfolio - I Class	64,369	42.76	2,752,438	1,808,169
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	30,930	9.67	299,096	333,265

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2025, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)

Alger Capital Appreciation Portfolio - Class I-2	9	(240)	(231)
Alger Large Cap Growth Portfolio - Class I-2	—	(3,355)	(3,355)
Alger Mid Cap Growth Portfolio - Class I-2	249	(2,849)	(2,600)
Alger Small Cap Growth Portfolio - Class I-2	871	(5,114)	(4,243)
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	—	(22)	(22)
Fidelity® VIP Contrafund® Portfolio - Initial Class	—	(3,792)	(3,792)
Fidelity® VIP Equity-Income Portfolio - Initial Class	45	(11,879)	(11,834)
Fidelity® VIP Government Money Market Portfolio - Initial Class	4,723	(10,762)	(6,039)
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	592	(2,473)	(1,881)
Fidelity® VIP High Income Portfolio - Initial Class	862	(1,300)	(438)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4,077	(13,747)	(9,670)
Fidelity® VIP Overseas Portfolio - Initial Class	1,548	(5,180)	(3,632)
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	4,990	(24,104)	(19,114)
MFS® VIT Growth Series - Initial Class	—	(1,554)	(1,554)
MFS® VIT Investors Trust Series - Initial Class	1,759	(3,540)	(1,781)
MFS® VIT Research Series - Initial Class	1,206	(3,766)	(2,560)
MFS® VIT Total Return Series - Initial Class	1,504	(10,738)	(9,234)
MFS® VIT Utilities Series - Initial Class	68	(3,449)	(3,381)
MFS® VIT II Income Portfolio - Initial Class	210	(77)	133
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	28	(24)	4
Neuberger Berman AMT Quality Equity Portfolio - I Class	744	(6,693)	(5,949)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	551	(11,161)	(10,610)

CG Variable Annuity Separate Account II
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)
The change in units outstanding for the year ended December 31, 2024, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)

Alger Capital Appreciation Portfolio - Class I-2	2	(1,087)	(1,085)
Alger Large Cap Growth Portfolio - Class I-2	82	(6,560)	(6,478)
Alger Mid Cap Growth Portfolio - Class I-2	7	(3,815)	(3,808)
Alger Small Cap Growth Portfolio - Class I-2	578	(4,778)	(4,200)
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	—	(467)	(467)
Fidelity® VIP Contrafund® Portfolio - Initial Class	562	(3,339)	(2,777)
Fidelity® VIP Equity-Income Portfolio - Initial Class	964	(8,695)	(7,731)
Fidelity® VIP Government Money Market Portfolio - Initial Class	82	(3,134)	(3,052)
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	1,596	(6,680)	(5,084)
Fidelity® VIP High Income Portfolio - Initial Class	61	(1,919)	(1,858)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	8,399	(2,730)	5,669
Fidelity® VIP Overseas Portfolio - Initial Class	611	(6,066)	(5,455)
Goldman Sachs VIT Government Money Market Fund - Institutional Shares	3,525	(11,679)	(8,154)
MFS® VIT Growth Series - Initial Class	4	(4,840)	(4,836)
MFS® VIT Investors Trust Series - Initial Class	—	(729)	(729)
MFS® VIT Research Series - Initial Class	7	(4,123)	(4,116)
MFS® VIT Total Return Series - Initial Class	10,556	(13,414)	(2,858)
MFS® VIT Utilities Series - Initial Class	165	(8,415)	(8,250)
MFS® VIT II Income Portfolio - Initial Class	797	(61)	736
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	13	(576)	(563)
Neuberger Berman AMT Quality Equity Portfolio - I Class	186	(10,093)	(9,907)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	670	(3,739)	(3,069)
7. Subsequent Events
Management evaluated subsequent events through April 29, 2026, the date at which the Variable Account’s financial statements were available to be issued and determined there were no additional matters to be disclosed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Connecticut General Life Insurance Company
and Contract Owners of CG Variable
Annuity Separate Account II

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise the CG Variable Annuity Separate Account II (the Account) as of December 31, 2025, the related statements of operations for the year then ended, the statement of changes in net assets for the year then ended and the related notes (collectively referred to as the “financial statements”), and the financial highlights for the year then ended. In our opinion, the 2025 financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting CG Variable Annuity Separate Account II at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for the period then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets of the Account for the year ended December 31, 2024, and the financial highlights of the Account for each of the four years in the period then ended December 31, 2024, in Note 3, were derived from financial statements audited by other auditors whose report dated April 24, 2025, expressed an unqualified opinion on those financial statements.

Basis for Opinion

These financial statements and the financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provide a reasonable basis for our opinion.

We have served as the Account’s auditor since 2026.

/s/ MITCHELL & TITUS, LLP
Philadelphia, PA
April 29, 2026

2000 Market Street,
Philadelphia, PA 19103
T +1 215 561 7300
F +1 215 569 8709
mitchelltitus.com

APPENDIX

List of Subaccounts

•Alger Capital Appreciation Portfolio – Class I-2
•Alger Large Cap Growth Portfolio – Class I-2
•Alger Mid Cap Growth Portfolio – Class I-2
•Alger Small Cap Growth Portfolio – Class I-2
•Fidelity VIP Asset Manager Portfolio – Initial Class
•Fidelity VIP Contrafund Portfolio – Initial Class
•Fidelity VIP Equity-Income Portfolio – Initial Class
•Fidelity VIP Government Money Market Portfolio – Initial Class
•Fidelity VIP Growth Opportunities Portfolio – Initial Class
•Fidelity VIP High Income Portfolio – Initial Class
•Fidelity VIP Investment Grade Bond Portfolio – Initial Class
•Fidelity VIP Overseas Portfolio – Initial Class
•Goldmans Sachs VIT Government Money Market Fund – Institutional Share
•MFS VIT Growth Series – Initial Class
•MFS VIT Investors Trust Series – Initial Class
•MFS VIT Research Series – Initial Class
•MFS VIT Total Return Series – Initial Class
•MFS VIT Utilities Series – Initial Class
•MFS VIT II Income Portfolio – Initial Class
•Neuberger Berman AMT Mid Cap Growth Portfolio – I Class
•Neuberger Berman AMT Short Duration Bond Portfolio – I Class
•Neuberger Berman AMT Sustainable Equity Portfolio – I Class